UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: June 30, 2012"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:            Vice-President
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI August 14, 2012"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 60
	"Form 13F Information Table Value Total:  $141,166"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"8,360"	"130,630"			other	0	"17,775"	0	"112,855"
	Air Products & Chemicals	com	009158106	"3,817"	"47,121"			other	0	"5,300"	0	"41,821"
	Amgen	com	031162100	294	"4,025"			other	0	500	0	"3,525"
	"Apple, Inc"	com	037833100	"8,875"	"15,197"			other	0	"2,730"	0	"12,467"
	Automatic Data Processing	com	053015103	"6,330"	"113,029"			other	0	"15,884"	0	"97,145"
	BHP Billiton Ltd.	com	088606108	425	"6,540"			other	0	"1,000"	0	"5,540"
	CAMAC Energy	com	131745101	9	"15,000"			other	0	0	0	"15,000"
	Canadian Nat'l Railway	com	136375102	"3,075"	"36,613"			other	0	"7,525"	0	"29,088"
	Celgene Corp.	com	151020104	460	"7,190"			other	0	200	0	"6,990"
	Cenovous Energy Inc	com	15135u109	"1,043"	"32,590"			other	0	"4,400"	0	"28,190"
	Chevron Corporation	com	166764100	300	"2,828"			other	0	750	0	"2,078"
	Cisco Systems	com	17275R102	471	"27,677"			other	0	"5,800"	0	"21,877"
	Citrix Systems	com	177376100	"1,009"	"12,015"			other	0	775	0	"11,240"
	Coca-Cola	com	191216100	"1,472"	"18,876"			other	0	600	0	"18,276"
	Colgate-Palmolive	com	194162103	"9,183"	"88,294"			other	0	"14,400"	0	"73,894"
	Core Laboratories N.V.	com	N22717107	447	"3,850"			other	0	"1,000"	0	"2,850"
	Dentsply International Inc.	com	249030107	306	"8,050"			other	0	"1,750"	0	"6,300"
	Diageo PLC	com	25243Q205	"1,501"	"14,575"			other	0	775	0	"13,800"
	Eaton Corporation	com	278058102	354	"8,851"			other	0	0	0	"8,851"
	Emerson Electric	com	291011104	"2,746"	"58,415"			other	0	"5,975"	0	"52,440"
	Expeditors Intl Wash. Inc.	com	302130109	"1,373"	"35,205"			other	0	"6,025"	0	"29,180"
	Exxon-Mobil	com	30231G102	833	"9,687"			other	0	250	0	"9,437"
	FedEx Corp.	com	31428x106	449	"4,877"			other	0	250	0	"4,627"
	General Electric	com	369604103	271	"12,898"			other	0	0	0	"12,898"
	Google Inc.	com	38259P508	"2,754"	"4,748"			other	0	950	0	"3,798"
	Heinz H. J.	com	423074103	362	"6,700"			other	0	0	0	"6,700"
	Home Depot	com	437076102	"1,139"	"21,485"			other	0	"1,550"	0	"19,935"
	IBM	com	459200101	"1,833"	"9,350"			other	0	950	0	"8,400"
	Johnson & Johnson	com	478160104	"5,469"	"80,420"			other	0	"10,100"	0	"70,320"
	Kellogg Co.	com	487836108	627	"12,800"			other	0	0	0	"12,800"
	Linear Technology	com	535678106	"4,244"	"136,897"			other	0	"18,325"	0	"118,572"
	Lowe's Cos.	com	548661107	"1,868"	"66,731"			other	0	"14,150"	0	"52,581"
	McDonald's Corp.	com	580135101	"3,565"	"40,060"			other	0	"3,825"	0	"36,235"
	Merck & Co. Inc.	com	58933Y105	284	"6,750"			other	0	0	0	"6,750"
	Microsoft	com	594918104	"1,142"	"36,830"			other	0	"8,500"	0	"28,330"
	NextEra Energy Inc.	com	65339F101	383	"5,550"			other	0	0	0	"5,550"
	Norfolk Southern Corp	com	655844108	"2,303"	"31,981"			other	0	"2,500"	0	"29,481"
	Novartis AG ADS	com	66987v109	"1,988"	"35,504"			other	0	"4,198"	0	"31,306"
	Novo-Nordisk A-S ADR	com	670100205	"1,894"	"13,065"			other	0	"1,800"	0	"11,265"
	Oracle Corp.	com	68389x105	"1,355"	"45,154"			other	0	"6,375"	0	"38,779"
	Paychex Inc.	com	704326107	"4,722"	"152,333"			other	0	"21,250"	0	"131,083"
	PepsiCo	com	713448108	"6,903"	"97,223"			other	0	"14,775"	0	"82,448"
	Phillip Morris International	com	718172109	533	"6,125"			other	0	300	0	"5,825"
	Procter & Gamble	com	742718109	"5,484"	"89,895"			other	0	"11,325"	0	"78,570"
	Qualcomm Inc.	com	747525103	"6,946"	"124,030"			other	0	"18,450"	0	"105,580"
	Rockwell Medical Tech Inc.	com	774374102	93	"10,334"			other	0	0	0	"10,334"
	SandRidge Energy Inc.	com	80007P307	106	"15,168"			other	0	0	0	"15,168"
	Sanofi Value Right	right	80105N113	10	"10,460"			other	0	"2,000"	0	"8,460"
	Schlumberger	com	806857108	"3,576"	"55,016"			other	0	"7,585"	0	"47,431"
	State Street Corp.	com	857477103	219	"4,862"			other	0	650	0	"4,212"
	Stryker Corp.	com	863667101	"7,057"	"128,310"			other	0	"18,050"	0	"110,260"
	Suncor Energy	com	867229109	"1,321"	"45,550"			other	0	"7,950"	0	"37,600"
	Sysco  Corp.	com	871829107	"7,053"	"235,091"			other	0	"31,650"	0	"203,441"
	Target Corp.	com	87612E106	"1,423"	"24,534"			other	0	"4,300"	0	"20,234"
	Teva Pharmaceuticals	com	881624209	"1,855"	"47,560"			other	0	"5,675"	0	"41,885"
	United Parcel	com	911312106	"2,220"	"28,100"			other	0	"4,100"	0	"24,000"
	United Technologies	com	913017109	"3,032"	"39,893"			other	0	"5,925"	0	"33,968"
	VISA Inc.	com	92826C839	"2,003"	"16,155"			other	0	"2,000"	0	"14,155"
	Walgreen	com	931422109	511	"17,025"			other	0	"2,050"	0	"14,975"
	Wal-Mart Stores	com	931142103	"1,486"	"21,235"			other	0	600	0	"20,635"